July 31, 2020

Ryan Sutcliffe, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Institutional Income Funds, Inc. (“Registrant”)
consisting of the following series:
T. Rowe Price Institutional Core Plus Fund
File Nos.: 333-84634/811-21055

Dear Mr. Sutcliffe:

Pursuant to Section 6 of the Securities Act of 1933, Section 8 of the Investment Company Act of 1940, as amended, and Rule 485(a) under the 1933 Act, we are hereby filing Post-Effective Amendment No. 51 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment reflects certain fee changes and other non-material changes.

The SAI is the same one used for all T. Rowe Price mutual funds (other than the Variable Insurance Product funds and the Exchange-Traded funds). Certain changes have been made in the text of the SAI to reflect the addition of the fee updates.

The filing is scheduled to go effective on October 1, 2020.

If you have any questions about this filing, please give me a call at 410-577-5024 or email me at vicki.booth@troweprice.com.

Sincerely,

/s/Vicki Booth
Vicki Booth
Senior Legal Counsel and Vice President, T. Rowe Price Associates, Inc.